Cover	May 25, 2021
Cover [Abstract]
Document Type	8-K/A
Amendment Flag	true
Amendment Description	This Amendment No. 1 on Form 8-K/A is filed to amend the Current Report on Form 8-K filed by Digital Turbine, Inc. (the "Company") with the Securities and Exchange Commission on May 28, 2021 (the "Initial Form 8-K"), which was filed in connection with the closing of the acquisition (the "Acquisition") of Fyber N.V., a public limited liability company registered with the Netherlands Chamber of Commerce Business Register ("Fyber"), on May 25, 2021. This Amendment No. 1 on Form 8-K/A is filed for the purpose of amending the Initial Form 8-K to provide certain historical audited financial statements of Fyber and unaudited pro forma financial information of the Company and Fyber after giving effect to the Acquisition as required by Item 9.01 and pursuant to Rule 3-05 of Regulation S-X and Article 11 of Regulation S-X and the Consent of KPMG LLP filed herewith as Exhibit 23.1. The other items to the Initial Form 8-K remain unchanged and are not amended hereby. In addition, set forth in Item 8.01 of this Form 8-K/A is an updated description of the Company's business to include both the Fyber and the AdColony Holding AS businesses.
Document Period End Date	May 25, 2021
Entity File Number	001-35958
Entity Registrant Name	Digital Turbine, Inc.
Entity Central Index Key	0000317788
Entity Tax Identification Number	22-2267658
Entity Incorporation, State or Country Code	DE
Entity Address, Address Line One	110 San Antonio Street
Entity Address, Address Line Two	Suite 160
Entity Address, City or Town	Austin
Entity Address, State or Province	TX
Entity Address, Postal Zip Code	78701
City Area Code	512
Local Phone Number	387-7717
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	Common Stock
Trading Symbol	APPS
Security Exchange Name	NASDAQ
Entity Emerging Growth Company	false